PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property And Equipment Details
Equipment		$ 92,701	$ 89,410
Furniture & Fixtures		28,946	28,946
Less: Accumulated Depreciation		(115,318)	(96,726)
Net Fixed Assets	$ 9,321	$ 7,754	$ 21,630